Fair Value Measurements (Schedule Of Available For Sale Securities) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Sep. 28, 2013
U.S. Treasury and Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized Gain/(Loss)	$ 0	$ 0
Amortized Cost Basis	27	25
Fair Value	27	25
Corporate And Asset-Backed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized Gain/(Loss)	1	1
Amortized Cost Basis	63	64
Fair Value	64	65
Common Stock and Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized Gain/(Loss)	0	(5)
Amortized Cost Basis	3	9
Fair Value	3	4
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ 6
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares of Syntroleum Corporation acquired	0.8
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants to purchase equivalent amount of shares in Syntroleum Corporation	0.4
Exercise price of warrants, per share	28.70
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short Term Investment Maturity Period	12 months
Available For Sale Securities Debt Maturity Period	35 years